Commitments And Contingencies (Schedule Of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Rolling Maturity [Abstract]
2017	$ 156
2018	159
2019	138
2020	61
2021	47
Total future minimum lease payments	$ 561